Earnings per Share - Additional Information (Detail) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Class A Warrants [Member]
Earnings Per Share Basic And Diluted [Line Items]
Dividends declared	$ 0	$ 0	$ 0
Warrants Outstanding				6,188,088
Exercise Price of Warrants				$ 9.25
Warrants Outstanding Expiry Date				Sep. 01, 2013
Unvested restricted stock units	257,070